Contingencies and restrictions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liability [Abstract]
Disclosure of detailed information about financial indicators [Text Block]
As of December 31, 2017, the aforementioned financial indicators are as follows:

Indicator	12/31/2017	12/31/2016
Equity ThUS$	2,247,468	2,307,272
Net Financial Debt/ EBITDA	0.27	0.58
Indebtedness	0.91	0.83
SQM Industrial and SQM Salar debt / Current assets	0.03	0.02

Disclosure of detailed information about grantor obligations [Text Block]
Grantor	Relationship	12/31/2017	12/31/2016
		ThUS$	ThUS$

Ferosor Agrícola S.A.	Unrelated third party	4,067	-
Tattersall Agroinsumos S.A.	Unrelated third party	2,000	2,000
Contador Frutos S.A.	Unrelated third party	1,743	1,574
Agrícola Lobert Ltda.	Unrelated third party	1,264	1,141
Covepa SPA	Unrelated third party	813	747
Johannes Epple Davanzo	Unrelated third party	363	333
Hortofrutícola La Serena	Unrelated third party	323	291
Juan Luis Gaete Chesta	Unrelated third party	262	241
Arena Fertilizantes y Semillas	Unrelated third party	244	224
Vicente Oyarce Castro	Unrelated third party	244	220
Soc. Agrocom. Julio Polanco	Unrelated third party	163	149
Bernardo Guzmán Schmidt	Unrelated third party	138	125
Gilberto Rivas Y Cia. Ltda.	Unrelated third party	138	125
Lemp Martin Julian	Unrelated third party	124	111
Comercial Agrosal Ltda.	Unrelated third party	116	105
Soc. Comercial el Mimbral	Unrelated third party	101	-
Total		12,103	7,386

Disclosure of detailed information about guarantees in which there is no pending balance [Text Block]
The bonds which disclose a balance as of December 31, 2017 and December 31, 2016 are detailed below:

Creditor of the guarantee	Debtor		Type of guarantee	Balances as of the closing date of the financial statements
	Name	Relationship		12/31/2017 ThUS$	12/31/2016 ThUS$
Australian and New Zealand Bank	SQM North America Corp	Subsidiary	Bond	-	-
Australian and New Zealand Bank	SQM Europe N.V.	Subsidiary	Bond	-	-
Generale Bank	SQM North America Corp	Subsidiary	Bond	-	-
Generale Bank	SQM Europe N.V.	Subsidiary	Bond	-	-
Kredietbank	SQM North America Corp	Subsidiary	Bond	-	-
Kredietbank	SQM Europe N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Europe N.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM North America Corp	Subsidiary	Bond	-	-
Banks and financial institutions	Nitratos Naturais do Chile Ltda.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM México S.A. de C.V.	Subsidiary	Bond	-	-
Banks and financial institutions	SQM Brasil Ltda.	Subsidiary	Bond	-	-
“BNP”	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Sociedad Nacional de Mineria A.G.	SQM Potasio S.A.	Subsidiary	Bond	-	-
Scotiabank &; Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Scotiabank &; Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Bank of America	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
Export Development Canada	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Bond	-	-
JP Morgan Chase Bank	SQM Industrial S.A.	Subsidiary	Bond	-	-
The Bank of Nova Scotia	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-

Creditor of the guarantee	Debtor		Type of guarantee	Pending balances as of the closing date of the financial statements
	Name	Relationship		12/31/2017 ThUS$	12/31/2016 ThUS$
Credit Suisse International	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Morgan Stanley Capital Services	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
HSBC	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-
Deutsche Bank AG	SQM Investment Corp. N.V.	Subsidiary	Bond	-	-